1604(b)(5) De-SPAC, Material Financing Transactions	May 05, 2026
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Financing Transactions, Dilutive Impact [Text Block]

Upon consummation of the Business Combination, the post-Closing share ownership of Pubco under (1) the No Additional Redemptions Scenario, (2) the 25% Redemptions Scenario, (3) the 50% Redemptions Scenario, (4) the 75% Redemptions Scenario and (5) the Maximum Redemptions Scenario, excluding the dilutive effect of Pubco SPAC Warrants, Pubco Forge Nano Warrants, Pubco Ascent Warrants, Pubco Options, PIPE Warrants, Reset PIPE Warrants and Earn-Out Shares, would be as follows:

	Voting Interests in Pubco
	No		25%		50%		75%		Maximum
	Redemption(1)		Redemptions(2)		Redemptions(3)		Redemptions(4)		Redemptions(5)
	Shares	%	Shares	%	Shares	%	Shares	%	Shares	%
ATII Public Shareholders	23,000,000	15.7%	17,250,000	12.2%	11,500,000	8.5%	5,750,000	4.4%	—	0.0%
Initial Shareholders(6)	6,590,000	4.5%	6,590,000	4.7%	6,590,000	4.9%	6,590,000	5.1%	6,590,000	5.3%
Forge Nano Stockholders	107,145,663	73.0%	107,145,663	76.0%	107,145,663	79.2%	107,145,663	82.7%	107,145,663	86.6%
PIPE Investor (7)	10,000,000	6.8%	10,000,000	7.1%	10,000,000	7.4%	10,000,000	7.8%	10,000,000	8.1%
Total	146,735,663	100.0%	140,985,663	100.0%	135,235,663	100.0%	129,485,663	100.0%	123,735,663	100.0%
(1)	Assumes that no ATII Public Shareholders exercise redemption rights with respect to their ATII Public Shares for a pro rata share of the funds in the Trust Account.
(2)	Assumes that 25% of maximum redeemable shares, or 5,750,000 ATII Public Shares, will be redeemed by ATII Public Shareholders for an aggregate payment of approximately $60 million based on the Assumed Redemption Price.
(3)	Assumes that 50% of maximum redeemable shares, or 11,500,000 ATII Public Shares, will be redeemed by ATII Public Shareholders for an aggregate payment of approximately $119.9 million based on the Assumed Redemption Price.
(4)	Assumes that 75% of maximum redeemable shares, or 17,250,000 ATII Public Shares, will be redeemed by ATII Public Shareholders for an aggregate payment of approximately $179.9 million based on the Assumed Redemption Price.
(5)	Assumes that 100% of maximum redeemable shares, or 23,000,000 ATII Public Shares, will be redeemed by ATII Public Shareholders for an aggregate payment of approximately $239.9 million based on the Assumed Redemption Price.
(6)	Includes 5,750,000 Founder Shares owned by Sponsor and an aggregate of 840,000 ATII Private Shares owned by BTIG and Sponsor. Assumes that up to 3,300,000 ATII Ordinary Shares held by Sponsor that are subject to transfer in order to secure the PIPE Financing and additional financing pursuant to the Purchaser Support Agreement have been retained by Sponsor.
(7)	Pursuant to the PIPE Subscription Agreement, Pubco has agreed to issue and sell, in a private placement to close immediately prior to and substantially concurrently with the Closing, an aggregate of 10,000,000 shares of Pubco Common Stock and warrants to purchase an aggregate of 15,000,000 shares of Pubco Common Stock, each with an exercise price of $10.00 per share (subject to adjustments as described in this proxy statement/prospectus) for an aggregate purchase price of $100,000,000. In the event that on the 21st trading day following the six-month anniversary of Closing, the VWAP (as defined in the PIPE Warrant Certificate) of the Pubco Common Stock is less than the Exercise Price (as defined in the PIPE Warrant Certificate), Pubco will issue to the Investor the Reset PIPE Warrants entitling the PIPE Investor to purchase up to 10,000,000 shares of Pubco Common Stock, in an amount equal to (i) the product of (x) 5,000,000, multiplied by (y) the Exercise Price then in effect divided by the PIPE Reset Price minus (ii) 5,000,000. In addition, if, on the 24-month anniversary of the Closing Date, the PIPE Investor certifies in writing that the PIPE Investor beneficially owns 5,000,000 shares of Pubco Common Stock, Pubco will issue to the PIPE Investor the Additional PIPE Warrants entitling the PIPE Investor to purchase 5,000,000 shares of Pubco Common Stock.

The following table illustrates varying ownership levels of Pubco immediately following the Business Combination on a fully diluted basis(1):

	Voting Interests in Pubco
	No		25%		50%		75%		Maximum
	Redemption		Redemptions		Redemptions		Redemptions		Redemptions
	Shares	%	Shares	%	Shares	%	Shares	%	Shares	%
ATII Public Shareholders(2)	34,500,000	12.3%	28,750,000	10.4%	23,000,000	8.5%	17,250,000	6.5%	11,500,000	4.4%
Initial Shareholders(3)	7,010,000	2.5%	7,010,000	2.5%	7,010,000	2.6%	7,010,000	2.7%	7,010,000	2.7%
Forge Nano Stockholders(4)	210,000,000	74.6%	210,000,000	76.2%	210,000,000	77.8%	210,000,000	79.5%	210,000,000	81.2%
PIPE Investor(5)	30,000,000	10.6%	30,000,000	10.9%	30,000,000	11.1%	30,000,000	11.3%	30,000,000	11.7%
Total	281,510,000	100.0%	275,760,000	100.0%	270,010,000	100.0%	264,260,000	100.0%	258,510,000	100.0%
(1)	This table makes the same assumptions as in the preceding ownership table, except that this table reflects certain dilutive issuances as described in the following footnotes. The table does not include 566,437 Pubco Options.
(2)	Includes the 11,500,000 shares of Pubco Common Stock underlying the Pubco SPAC Warrants that were originally issued as ATII Warrants, as part of the ATII Public Units.
(3)	Includes the 420,000 shares of Pubco Common Stock underlying the Pubco SPAC Warrants that were originally issued as ATII Warrants, as part of the ATII Private Units.
(4)	Includes the 9,186,673 shares of Pubco Common Stock underlying the Pubco Forge Nano Warrants, the 3,667,664 shares of Pubco Common Stock underlying the Pubco Ascent Warrants, and the 90,000,000 Earn-Out Shares.
(5)	Includes the 15,000,000 shares of Pubco Common Stock underlying the PIPE Warrants and the 5,000,000 shares of Pubco Common Stock underlying the Additional PIPE Warrants.

In addition to the changes in percentage ownership depicted above, variation in the levels of redemptions will impact the dilutive effect of certain equity issuances related to the Business Combination, which would not otherwise be present in an underwritten public offering. Increasing levels of redemptions will increase the dilutive effect of these issuances on non-redeeming holders of the ATII Public Shares.